Long-Term Debt - Principal Payments (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
2015	$ 20,714,324
2016	32,226,824
2017	48,317,324
2018	11,642,324
2019	11,642,324
Thereafter	106,235,618
Total	$ 230,778,738	$ 180,114,926